Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	NCR ATLEOS CORPORATION
Entity Central Index Key	0001974138
Amendment Flag	false